Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Non-Current Liabilities
Other Non-Current Liabilities

Note 29 Other Non-Current Liabilities

	December 31,
	2022	2021
Opening balance	—	—
Additional liabilities	4,350	—
Closing balance	4,350	—

Additional liabilities are related to advance payments from customers.